STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPREHENSIVE INCOME
Net Income	$ 5,575	$ 7,235	$ 6,421
Comprehensive Income	$ 5,575	$ 7,235	$ 6,421